Net interest income (Table)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Net interest income

	2021	2020	2019
	£m	£m	£m
Cash and balances at central banks	184	275	1,091
Loans and advances at amortised cost	9,540	10,180	12,450
Fair value through other comprehensive income	550	776	1,032
Negative interest on liabilities	248	68	13
Other	718	593	870
Interest and similar income	11,240	11,892	15,456
Deposits at amortised cost	(561)	(1,030)	(2,449)
Debt securities in issue[a]	(1,340)	(1,360)	(1,906)
Subordinated liabilities	(507)	(670)	(1,068)
Negative interest on assets	(374)	(344)	(278)
Other	(385)	(366)	(348)
Interest and similar expense	(3,167)	(3,770)	(6,049)
Net interest income	8,073	8,122	9,407
Note
a    Barclays has amended the presentation of the premium paid for purchased financial guarantees which are embedded in notes it issues directly to the market. From 2020 onwards, the full note coupon is presented as interest expense within net interest income. The financial guarantee element of the coupon had previously been recognised in net investment income. The comparatives of £25m in 2019 have not been restated.